INTEREST- BEARING BANK BORROWINGS (SECURED) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INTEREST- BEARING BANK BORROWINGS (SECURED)
Short-term bank borrowings - repayable within one year - shown under current liabilities	¥ 0	¥ 0
Long-term bank borrowings - repayable more than one year but not more than 5 years - shown under non-current liabilities	0	0
Total debt	¥ 36,217	¥ 36,203